UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.02%)
CONSUMER DISCRETIONARY – (10.38%)
Automobiles & Components – (0.81%)
9,850,560	Harley-Davidson, Inc.	$218,288,410

Consumer Durables & Apparel – (0.28%)
1,817,300	Garmin Ltd.	45,768,701
1,177,877	Hunter Douglas NV (Netherlands)	29,610,523

		75,379,224

Consumer Services – (0.97%)
17,348,824	H&R Block, Inc. (a)	262,661,195

Media – (5.26%)
39,062,216	Comcast Corp., Special Class A	574,214,575
15,205,861	Grupo Televisa S.A., ADR (Mexico)	235,386,728
1,333,619	Lagardere S.C.A. (France)	42,180,630
4,908,532	Liberty Media Corp. - Entertainment, Series A *	119,473,669
31,628,245	News Corp., Class A	259,826,033
8,403,900	Walt Disney Co.	184,045,410

		1,415,127,045

Retailing – (3.06%)
1,836,345	Amazon.com, Inc. *	147,834,954
12,376,257	Bed Bath & Beyond Inc. *	376,361,975
17,360,292	CarMax, Inc. *(a)	221,517,326
6,135,639	Liberty Media Corp. - Interactive, Series A *	32,549,565
2,142,100	Staples, Inc.	44,148,681

		822,412,501

	TOTAL CONSUMER DISCRETIONARY	2,793,868,375

CONSUMER STAPLES – (10.70%)
Food & Staples Retailing – (5.65%)
20,391,199	Costco Wholesale Corp.	990,808,359
16,691,766	CVS Caremark Corp.	530,464,324

		1,521,272,683

Food, Beverage & Tobacco – (3.33%)
31,403,542	Diageo PLC (United Kingdom)	377,693,778
8,893,333	Heineken Holding NV (Netherlands)(b)	211,448,773
2,331,192	Hershey Co.	84,249,279
6,116,763	Philip Morris International Inc.	221,426,821

		894,818,651

Household & Personal Products – (1.72%)
9,375,314	Procter & Gamble Co.	463,515,524

	TOTAL CONSUMER STAPLES	2,879,606,858

ENERGY – (14.08%)
11,469,377	Canadian Natural Resources Ltd. (Canada)	528,852,973
147,115,848	China Coal Energy Co. - H (China)	128,322,157
15,369,964	ConocoPhillips	630,168,524
14,395,229	Devon Energy Corp.	746,392,624
11,493,373	EOG Resources, Inc.	729,599,318
13,533,677	Occidental Petroleum Corp.	761,810,678
138,300	OGX Petroleo e Gas Participacoes S.A. (Brazil)	58,126,499
3,044,973	Transocean Ltd. *	205,474,778

	TOTAL ENERGY	3,788,747,551

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (28.62%)
Banks – (3.47%)
	Commercial Banks – (3.47%)
46,618,990	Wells Fargo & Co.	$932,845,990

Diversified Financials – (13.87%)
	Capital Markets – (5.26%)
5,609,831	Ameriprise Financial, Inc.	147,819,047
27,550,228	Bank of New York Mellon Corp.	701,979,809
4,316,350	Brookfield Asset Management Inc., Class A (Canada)	67,032,915
1,114,900	Goldman Sachs Group, Inc.	143,264,650
8,774,804	Julius Baer Holding AG (Switzerland)	292,147,503
1,377,427	Morgan Stanley	32,562,374
914,450	State Street Corp.	31,210,179

		1,416,016,477

	Consumer Finance – (3.36%)
35,841,238	American Express Co.	903,916,023

	Diversified Financial Services – (5.25%)
2,641,295	Bank of America Corp.	23,586,764
31,860,599	JPMorgan Chase & Co.	1,051,399,767
8,889,007	Moody's Corp.	262,403,487
1,136,900	Visa Inc., Class A	73,853,024

		1,411,243,042

		3,731,175,542

Insurance – (10.74%)
	Life & Health Insurance – (0.28%)
2,576,612	Principal Financial Group, Inc.	42,101,840
1,486,826	Sun Life Financial Inc. (Canada)	34,524,100

		76,625,940

	Multi-line Insurance – (2.15%)
16,153,505	American International Group, Inc.	22,291,837
22,377,859	Loews Corp. (a)	556,984,910

		579,276,747

	Property & Casualty Insurance – (7.26%)
12,357	Berkshire Hathaway Inc., Class A *	1,161,558,000
27,867	Berkshire Hathaway Inc., Class B *	85,412,355
85,747	Markel Corp. *	24,609,389
14,507,835	NIPPONKOA Insurance Co., Ltd. (Japan)	78,555,910
39,386,553	Progressive Corp. (Ohio) *(a)	601,826,530

		1,951,962,184

	Reinsurance – (1.05%)
615,500	Everest Re Group, Ltd.	45,940,920
6,259,634	Transatlantic Holdings, Inc. (a)	237,427,918

		283,368,838

		2,891,233,709

Real Estate – (0.54%)
39,228,591	Hang Lung Group Ltd. (Hong Kong)	145,018,307

	TOTAL FINANCIALS	7,700,273,548

HEALTH CARE – (8.29%)
Health Care Equipment & Services – (3.93%)
942,400	Becton, Dickinson and Co.	56,996,352
5,039,313	Cardinal Health, Inc.	170,278,386

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
6,129,000	Express Scripts, Inc. *	$392,102,775
1,099,500	Laboratory Corp. of America Holdings *	70,532,925
15,686,330	UnitedHealth Group Inc.	368,942,482

		1,058,852,920

Pharmaceuticals, Biotechnology & Life Sciences – (4.36%)
5,010,200	Johnson & Johnson	262,334,072
9,539,700	Merck & Co. Inc.	231,242,328
15,522,300	Pfizer Inc.	207,377,928
20,469,700	Schering-Plough Corp.	471,212,494

		1,172,166,822

	TOTAL HEALTH CARE	2,231,019,742

INDUSTRIALS – (6.70%)
Capital Goods – (0.90%)
2,623,800	ABB Ltd., ADR (Switzerland)	37,310,436
1,340,300	PACCAR Inc.	47,466,725
6,595,461	Tyco International Ltd.	156,708,153

		241,485,314

Commercial & Professional Services – (3.54%)
4,993,390	D&B Corp. (a)	406,461,946
19,169,847	Iron Mountain Inc. *(a)	546,148,941

		952,610,887

Transportation – (2.26%)
84,932,949	China Merchants Holdings International Co., Ltd. (China)	201,645,958
68,681,837	China Shipping Development Co. Ltd. - H (China)(a)	79,581,796
49,315,689	Cosco Pacific Ltd. (China)	47,151,858
1,770,630	Kuehne & Nagel International AG, Registered (Switzerland)	134,424,225
2,781,771	United Parcel Service, Inc., Class B	145,597,894

		608,401,731

	TOTAL INDUSTRIALS	1,802,497,932

INFORMATION TECHNOLOGY – (10.08%)
Semiconductors & Semiconductor Equipment – (1.92%)
28,578,047	Texas Instruments Inc.	516,119,529

Software & Services – (4.57%)
13,867,400	Activision Blizzard, Inc. *	149,421,235
3,973,100	eBay Inc. *	65,556,150
1,221,674	Google Inc., Class A *	483,434,727
26,268,597	Microsoft Corp.	532,070,432

		1,230,482,544

Technology Hardware & Equipment – (3.59%)
13,111,720	Agilent Technologies, Inc. *	239,420,007
9,756,200	Cisco Systems, Inc. *	188,148,317
11,722,174	Hewlett-Packard Co.	421,763,820
6,595,361	Tyco Electronics Ltd.	115,023,096

		964,355,240

	TOTAL INFORMATION TECHNOLOGY	2,710,957,313

MATERIALS – (5.83%)
4,647,965	BHP Billiton PLC (United Kingdom)	97,913,707
4,001,441	Martin Marietta Materials, Inc. (a)	336,241,087
2,001,050	Monsanto Co.	169,869,135

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
1,963,333	Rio Tinto PLC (United Kingdom)	$80,569,575
27,040,599	Sealed Air Corp. (a)	515,393,817
18,148,450	Sino-Forest Corp. (Canada)*(a)	158,778,026
4,381,229	Vulcan Materials Co.	208,327,439

	TOTAL MATERIALS	1,567,092,786

UTILITIES – (0.34%)
13,003,800	AES Corp. *	91,936,866

	TOTAL UTILITIES	91,936,866

	TOTAL COMMON STOCK – (Identified cost $25,046,492,792)	25,566,000,971

CONVERTIBLE BONDS – (0.50%)
MATERIALS – (0.18%)
$60,982,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)(c)	47,261,050

	TOTAL MATERIALS	47,261,050

TELECOMMUNICATION SERVICES – (0.32%)
68,312,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	54,137,260
29,918,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	32,012,260

	TOTAL TELECOMMUNICATION SERVICES	86,149,520

	TOTAL CONVERTIBLE BONDS – (Identified cost $159,212,000)	133,410,570

CORPORATE BONDS – (1.11%)
CONSUMER DISCRETIONARY – (0.73%)
Automobiles & Components – (0.73%)
183,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	195,577,773

	TOTAL CONSUMER DISCRETIONARY	195,577,773

MATERIALS – (0.38%)
105,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)(c)	103,960,500

	TOTAL MATERIALS	103,960,500

	TOTAL CORPORATE BONDS – (Identified cost $288,000,000)	299,538,273

SHORT TERM INVESTMENTS – (3.30%)
292,765,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.17%, 05/01/09, dated 04/30/09, repurchase value of $292,766,383
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%-6.50%, 09/20/38-12/15/38, total market value $298,620,300)	292,765,000
264,577,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.17%, 05/01/09, dated 04/30/09, repurchase value of $264,578,249
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.00%, 04/15/36-02/15/39, total market value $269,868,540)	264,577,000
330,722,000	Mizuho Securities USA, Inc. Joint Repurchase Agreement,
	0.18%, 05/01/09, dated 04/30/09, repurchase value of $330,723,654
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.045%, 05/07/09-05/01/38, total market value $337,336,440)	330,722,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $888,064,000)	888,064,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Principal		Security			Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.46%)
$124,002,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.18%, 05/01/09, dated 04/30/09, repurchase value of $124,002,620
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $126,482,040)				$124,002,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $124,002,000)				124,002,000

Total Investments – (100.39%) – (Identified cost $26,505,770,792) – (d)					27,011,015,814
Liabilities Less Other Assets – (0.39%)					(105,136,928)

	Net Assets – (100.00%)				$26,905,878,886

ADR: American Depositary Receipt
*				Non-Income producing security.
(a)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2009, amounts to $4,074,245,042. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2008	Gross Additions	Gross Reductions (2)	Shares/Principal April 30, 2009	Dividend/ Interest Income
CarMax, Inc.	17,407,992	–	47,700	17,360,292	$–
China Shipping Development Co. Ltd. - H	62,788,637	6,082,000	188,800	68,681,837	2,715,095
Costco Wholesale Corp. (1)	26,693,299	–	6,302,100	20,391,199	11,577,744
D&B Corp.	5,007,090	–	13,700	4,993,390	4,706,665
H&R Block, Inc.	22,701,524	–	5,352,700	17,348,824	9,654,686
Iron Mountain Inc.	19,222,547	–	52,700	19,169,847	–
Loews Corp.	22,439,359	–	61,500	22,377,859	4,207,380
Martin Marietta Materials, Inc.	4,012,441	–	11,000	4,001,441	4,814,929
Progressive Corp. (Ohio)	39,494,853	–	108,300	39,386,553	–
Sealed Air Corp.	27,114,899	–	74,300	27,040,599	9,761,364
Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	–	$105,000,000	–	$105,000,000	2,975,000
Sino-Forest Corp.	12,370,150	5,828,200	49,900	18,148,450	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$61,150,000	–	$168,000	$60,982,000	2,292,542
Transatlantic Holdings, Inc.	6,283,334	–	23,700	6,259,634	3,579,030

(1) Not an affiliate as of April 30, 2009.

(2) Gross reductions due entirely to in-kind redemption, with the exception of Costco Wholesale Corp., H&R Block, Inc., and Transatlantic Holdings, Inc.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

(b)

Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2009, the Fund had on loan securities valued at $118,880,500; cash of $124,002,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $378,811,583, or 1.41% of the Fund’s net assets as of April 30, 2009.

(d)	Aggregate cost for federal income tax purposes is $26,505,455,270. At April 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$5,193,254,492
	Unrealized depreciation	(4,687,693,948)

	Net unrealized appreciation	$505,560,544

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Security Valuation - (Continued)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted Prices	$25,566,000,971
Level 2 – Other Significant Observable Inputs	1,445,014,843
Level 3 – Significant Unobservable Inputs	–
Total	$27,011,015,814

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (82.41%)
CONSUMER DISCRETIONARY – (9.11%)
Media – (4.62%)
18,810	Liberty Media Corp. - Entertainment, Series A *	$457,835
64,310	News Corp., Class A	528,307

		986,142

Retailing – (4.49%)
5,690	Bed Bath & Beyond Inc. *	173,033
49,160	CarMax, Inc. *	627,282
29,880	Liberty Media Corp. - Interactive, Series A *	158,513

		958,828

	TOTAL CONSUMER DISCRETIONARY	1,944,970

CONSUMER STAPLES – (4.72%)
Food & Staples Retailing – (2.60%)
8,690	Costco Wholesale Corp.	422,247
4,190	CVS Caremark Corp.	133,158

		555,405

Food, Beverage & Tobacco – (1.43%)
4,490	Coca-Cola Co.	193,295
3,410	Nestle S.A. (Switzerland)	111,620

		304,915

Household & Personal Products – (0.69%)
6,480	Avon Products, Inc.	147,485

	TOTAL CONSUMER STAPLES	1,007,805

ENERGY – (1.47%)
200	OGX Petroleo e Gas Participacoes S.A. (Brazil)	84,058
640	Schlumberger Ltd.	31,354
2,070	Southwestern Energy Co. *	74,230
3,550	XTO Energy, Inc.	123,043

	TOTAL ENERGY	312,685

FINANCIALS – (10.03%)
Banks – (1.17%)
	Commercial Banks – (1.17%)
12,490	Wells Fargo & Co.	249,925

Diversified Financials – (6.67%)
	Capital Markets – (6.66%)
48,210	Bank of New York Mellon Corp.	1,228,391
7,350	Brookfield Asset Management Inc., Class A (Canada)	114,145
55,580	E*TRADE Financial Corp. *	78,924

		1,421,460

	Diversified Financial Services – (0.01%)
12	CME Group Inc.	2,658

		1,424,118

Insurance – (2.19%)
	Multi-line Insurance – (0.26%)
206	Fairfax Financial Holdings Ltd. (Canada)	54,668

	Property & Casualty Insurance – (1.93%)
4	Berkshire Hathaway Inc., Class A *	376,000

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
7,510	MBIA Inc. *	$35,523

		411,523

		466,191

	TOTAL FINANCIALS	2,140,234

HEALTH CARE – (6.55%)
Health Care Equipment & Services – (6.55%)
4,380	Becton, Dickinson and Co.	264,902
4,030	Cardinal Health, Inc.	136,174
2,430	Laboratory Corp. of America Holdings *	155,885
35,800	UnitedHealth Group Inc.	842,016

	TOTAL HEALTH CARE	1,398,977

INDUSTRIALS – (12.65%)
Capital Goods – (6.52%)
5,140	3M Co.	296,064
6,800	ABB Ltd., ADR (Switzerland)	96,696
9,680	PACCAR Inc.	342,817
9,720	Siemens AG, Registered (Germany)	656,273

		1,391,850

Commercial & Professional Services – (3.97%)
29,700	Iron Mountain Inc. *	846,153

Transportation – (2.16%)
21,950	All America Latina Logistica S.A. (Brazil)	113,613
12,720	Ryanair Holdings PLC, ADR (Ireland)*	347,765

		461,378

	TOTAL INDUSTRIALS	2,699,381

INFORMATION TECHNOLOGY – (36.74%)
Semiconductors & Semiconductor Equipment – (5.64%)
66,710	Texas Instruments Inc.	1,204,782

Software & Services – (11.39%)
2,050	Automatic Data Processing Inc.	72,099
917	Google Inc., Class A *	362,871
53,030	Microsoft Corp.	1,074,123
7,650	Redecard S.A. (Brazil)	96,282
21,660	SAP AG, ADR (Germany)	825,029

		2,430,404

Technology Hardware & Equipment – (19.71%)
36,670	Agilent Technologies, Inc. *	669,594
80,790	Cisco Systems, Inc. *	1,558,035
33,670	Hewlett-Packard Co.	1,211,447
7,430	International Business Machines Corp.	766,850

		4,205,926

	TOTAL INFORMATION TECHNOLOGY	7,841,112

UTILITIES – (1.14%)
10,090	AES Corp. *	71,336
9,570	NRG Energy, Inc. *	172,069

	TOTAL UTILITIES	243,405

	TOTAL COMMON STOCK – (IDENTIFIED COST $22,250,289)	17,588,569

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (17.67%)
$1,244,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.17%, 05/01/09, dated 04/30/09, repurchase value of $1,244,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%-6.50%, 09/20/38-12/15/38, total market value $1,268,880)	$1,244,000
1,123,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.17%, 05/01/09, dated 04/30/09, repurchase value of $1,123,005
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.00%, 04/15/36-02/15/39, total market value $1,145,460)	1,123,000
1,404,000	Mizuho Securities USA, Inc. Joint Repurchase Agreement,
	0.18%, 05/01/09, dated 04/30/09, repurchase value of $1,404,007
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.045%, 05/07/09-05/01/38, total market value $1,432,080)	1,404,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $3,771,000)	3,771,000

	Total Investments – (100.08%) – (Identified cost $26,021,289) – (a)	21,359,569
	Liabilities Less Other Assets – (0.08%)	(17,411)

	Net Assets – (100.00%)	$21,342,158

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $26,608,303. At April 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,498,429
	Unrealized depreciation	(6,747,163)

	Net unrealized depreciation	$(5,248,734)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2009 (Unaudited)

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted Prices	$17,588,569
Level 2 – Other Significant Observable Inputs	3,771,000
Level 3 – Significant Unobservable Inputs	–
Total	$21,359,569

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

4

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: June 29, 2009

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: June 29, 2009